Long-Term Debt (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 15, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Purchased call options [Member]	Sep. 30, 2011 Term Credit Agreement [Member]	Dec. 31, 2011 Term Credit Agreement [Member]	Jun. 29, 2011 Term Credit Agreement [Member]	Dec. 31, 2011 Revolving Credit Agreement [Member]	Jun. 29, 2011 Revolving Credit Agreement [Member]	Dec. 31, 2011 Borrowing Base A Loan [Member]	Dec. 31, 2011 Borrowing Base B Loan [Member]	Dec. 31, 2011 Convertible Senior Subordinated Notes [Member]	Dec. 31, 2011 LIBOR [Member] Term Credit Agreement [Member] Minimum [Member]	Dec. 31, 2011 LIBOR [Member] Term Credit Agreement [Member] Maximum [Member]	Dec. 31, 2011 Base Rate [Member] Term Credit Agreement [Member] Minimum [Member]	Dec. 31, 2011 Base Rate [Member] Term Credit Agreement [Member] Maximum [Member]
Long-Term Debt (Textual) [Abstract]
Initiation date of term loan credit agreement								2011-07-29		2011-06-29
Term Credit Agreement			$ 100,000,000	$ 0					$ 100,000,000		$ 200,000,000
Borrowings term period									3 years		1 year
Interest rate of credit agreement								2.80%							2.50%	3.00%	1.50%	2.00%
Interest expense			42,068,000	25,896,000	4,777,000
Interest rate base							LIBOR
Percentage points added to interest rate base								2.50%
Payment date of term credit agreement								2013-06-28
First installment of term credit agreement								25,000,000
Second installment of term credit agreement								25,000,000
Final installment of term credit agreement								50,000,000
Margin rate on borrowings												1.50%	2.00%
Period of commitment fee charged										annual
Commitment fee percentage of average daily amount unused portion of revolving credit agreement			0.25%
Issue of cash convertible senior subordinated notes		375,000,000
Cash convertible senior subordinated notes due date		Mar. 15, 2015
Shareholder dilution up to a price per share		$ 31.50
Notes bear interest rate per year			3.50%
Date of commencing of notes			2010-09-15
Date of mature of notes			2015-03-15
Recognized original issue discount			73,800,000
Effective annual interest rate of notes			7.90%
Notes convertible based on initial conversion rate of shares		47.9185
Class A common stock per principal amount of notes		1,000
Initial conversion price per share		$ 20.87
Initial conversion premium over closing sale		32.50%
Closing sale price of common stock on NASDAQ		$ 15.75
Percentage of price equal to principal amount of notes			100.00%
Amount paid to enter into privately negotiated cash convertible note hedge transactions			73,700,000
Number of shares subject to adjustment of common stock			18,000,000
Common stock strike price			$ 20.87
Fair value of purchased call options			1,721,892,000	1,311,324,000		17,500,000
Warrants sold to purchase shares				15,000,000
Proceeds from sale of warrant	15,000,000
Common stock subject to adjustments strike price per share	$ 31.50
Percentage of common stock subject to adjustment of premium over closing price	100.00%
Initial valuation of embedded conversion derivative			73,800,000
Fair value of the embedded conversion derivative			17,500,000
Issuance costs of notes										2,200,000				8,500,000
Repaid notes outstanding under credit agreement			140,000,000
Interest expenses relating to the credit agreement				$ 500,000	$ 3,000,000